April 16, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for ProShares S&P 500 Bond ETF, a series of the ProShares Trust (the “Trust”), that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 194 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 11, 2018 (SEC Accession No. 0001193125-18-113217).

Should you have any questions regarding this filing, please do not hesitate to contact me at (240) 497- 6400.

Very truly yours,

/s/ Cheryl A. Ardin

Associate Counsel